Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14

Subsequent Events:

Management has evaluated subsequent events that have occurred through the date these financial statements were issued. There were no events that require adjustment to or disclosure in the Company’s financial statements.